Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 609,870	$ 551,133
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	191,540	137,114
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	187,221	196,748
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	177,155	174,259
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	36,038	23,960
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	17,916	19,052
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	368,067	304,382
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	177,620	110,731
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	161,091	174,045
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	174	183
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,182	19,423
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,897	26,690
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,352	15,040
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,545	11,546
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans		104
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	31,675	20,599
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,644	10,295
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	21,812	9,994
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	114	237
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	105	73
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	317
Doubtful [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	317
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	204,914	199,462
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,924	1,048
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,773	1,163
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	176,867	173,839
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,539	4,433
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 17,811	$ 18,979